AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 2020

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 396	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 397	☒

(Check appropriate box or boxes)

INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b)

☒         on April 9, 2020 pursuant to paragraph (b)

☐         60 days after filing pursuant to paragraph (a)

☐          on [date] pursuant to paragraph (a)

☐         75 days after filing pursuant to paragraph (a)(2)

☐         on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 396 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating April 9, 2020, as the new effective date for Post-Effective Amendment No. 387 to the Trust’s Registration Statement, which was filed on December 13, 2019 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 388, 391, 393 and 394 to the Trust’s Registration Statement filed on February 25, 2020, March 12, 2020, March 18, 2020 and March 25, 2020, respectively. This Amendment relates solely to Invesco Corporate Bond Factor ETF and Invesco High Yield Bond Factor ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 387 to the Trust’s Registration Statement, which was filed on December 13, 2019, and Part C of Post-Effective Amendment No. 390 to the Trust’s Registration Statement, which was filed on February 28, 2020.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 31st day of March, 2020.

Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

 Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	March 31, 2020
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	March 31, 2020
Kelli Gallegos

/s/ Anna Paglia	Secretary	March 31, 2020
Anna Paglia

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	March 31, 2020
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	March 31, 2020
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	March 31, 2020
Kevin M. Carome

**/s/ Edmund P. Giambastiani, Jr.	Trustee	March 31, 2020
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	March 31, 2020
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	March 31, 2020
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	March 31, 2020
Yung Bong Lim

**/s/ Joanne Pace	Trustee	March 31, 2020
Joanne Pace

*/s/ Gary R. Wicker	Trustee	March 31, 2020
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	March 31, 2020
Donald H. Wilson

*By: /s/ Anna Paglia		March 31, 2020
Anna Paglia
Attorney-In-Fact

*  Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 379 to the Trust’s Registration Statement and incorporated by reference herein.

** Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 390 to the Trust’s Registration Statement and incorporated by reference herein.